Document and Entity Information	12 Months Ended
Mar. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2011
Registrant Name	BRIDGEWAY FUNDS INC
Central Index Key	0000916006
Amendment Flag	false
Document Creation Date	Mar. 30, 2012
Document Effective Date	Mar. 30, 2012
Prospectus Date	Oct. 31, 2011